Segmented Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment
Information by reportable segment is as follows:

	REGULATED									NON-REGULATED
Year Ended	United States			Canada						Energy			Inter-
December 31, 2016		UNS	Central	FortisBC	Fortis	FortisBC	Eastern	Caribbean		Infra-	Non-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Canadian	Electric	Total	structure	Utility	and Other	eliminations	Total
Revenue	334	2,002	849	1,151	572	377	1,063	301	6,649	193	—	9	(13)	6,838
Energy supply costs	—	740	253	347	—	132	698	137	2,307	35	—	—	(1)	2,341
Operating expenses	151	605	387	295	189	88	136	45	1,896	39	—	108	(12)	2,031
Depreciation and amortization	46	264	61	198	180	57	91	54	951	28	—	4	—	983
Operating income (loss)	137	393	148	311	203	100	138	65	1,495	91	—	(103)	—	1,483
Other income (expenses), net	9	7	5	17	3	—	2	9	52	2	—	—	(1)	53
Finance charges	54	102	40	125	85	37	55	15	513	4	—	162	(1)	678
Income tax expense (recovery)	20	99	43	51	—	9	21	—	243	3	—	(101)	—	145
Net earnings (loss)	72	199	70	152	121	54	64	59	791	86	—	(164)	—	713
Non-controlling interests	13	—	—	1	—	—	—	13	27	26	—	—	—	53
Preference share dividends	—	—	—	—	—	—	—	—	—	—	—	75	—	75
Net earnings (loss) attributable to common equity shareholders	59	199	70	151	121	54	64	46	764	60	—	(239)	—	585
Goodwill	8,246	1,854	605	913	227	235	67	190	12,337	27	—	—	—	12,364
Identifiable assets	9,754	7,081	2,609	5,317	3,830	1,908	2,327	1,154	33,980	1,475	—	130	(45)	35,540
Total assets	18,000	8,935	3,214	6,230	4,057	2,143	2,394	1,344	46,317	1,502	—	130	(45)	47,904
Gross capital expenditures	223	524	233	336	375	74	161	106	2,032	19	—	10	—	2,061

Year Ended
December 31, 2015
($ millions)
Revenue	—	2,034	880	1,295	563	360	1,033	321	6,486	107	171	24	(31)	6,757
Energy supply costs	—	820	315	498	—	116	673	169	2,591	1	—	—	(1)	2,591
Operating expenses	—	573	381	292	183	89	143	46	1,707	19	124	36	(12)	1,874
Depreciation and amortization	—	242	56	190	168	57	82	47	842	18	11	2	—	873
Operating income (loss)	—	399	128	315	212	98	135	59	1,346	69	36	(14)	(18)	1,419
Other income (expenses), net	—	5	8	11	3	—	2	2	31	56	109	2	(1)	197
Finance charges	—	98	38	134	78	39	56	14	457	3	18	94	(19)	553
Income tax expense (recovery)	—	111	40	51	(1)	9	19	—	229	24	13	(43)	—	223
Net earnings (loss)	—	195	58	141	138	50	62	47	691	98	114	(63)	—	840
Non-controlling interests	—	—	—	1	—	—	—	13	14	21	—	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	—	—	—	77	—	77
Net earnings (loss) attributable to common equity shareholders	—	195	58	140	138	50	62	34	677	77	114	(140)	—	728
Goodwill	—	1,912	624	913	227	235	67	195	4,173	—	—	—	—	4,173
Identifiable assets	—	6,977	2,601	5,116	3,592	1,872	2,219	1,084	23,461	1,025	—	352	(207)	24,631
Total assets	—	8,889	3,225	6,029	3,819	2,107	2,286	1,279	27,634	1,025	—	352	(207)	28,804
Gross capital expenditures	—	669	181	460	452	103	175	137	2,177	38	9	19	—	2,243

Schedule of significant inter-company transactions
Inter-company balances and inter-company transactions, including any related inter-company profit, are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. The significant inter-company transactions for 2016 and 2015 are summarized in the following table.

(in millions)	2016	2015
Sale of capacity from Waneta Expansion to FortisBC Electric (Note 36)	$45	$30
Sale of energy from BECOL to Belize Electricity	33	30
Lease of gas storage capacity from Aitken Creek to FortisBC Energy	17	—